Leases - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Total cash outflow for leases	¥ 27,298,000	¥ 22,726,000	¥ 15,234,000